Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information
Entity Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Entity Central Index Key	0000842180
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity a Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock	6,667,886,580
Entity a Well known Seasoned Issuer	Yes
Document Annual Report	true
Document Transition report	false
Document Shell Company	false